Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-6NY of TFLIC

File No. 811-08677, CIK 0001044601

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-6NY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust; The Alger American Fund; AllianceBernstein Variable Products Series Fund, Inc.; Dreyfus Variable Investment Fund; Janus Aspen Series; MFS® Variable Insurance Trust; The Universal Institutional Funds, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Transamerica Series Trust (CIK: 778207) filed 3/3/2011.

•	The Alger American Fund (CIK: 832566) filed 2/25/2011.

•	AllianceBernstein Variable Products Series Fund, Inc. (CIK: 0000825316) filed 2/24/2011.

•	Dreyfus Variable Investment Fund (CIK: 813383) filed 2/16/2011.

•	Janus Aspen Series (CIK: 906185) filed 2/28/2011.

•	MFS® Variable Insurance Trust (CIK: 0000918571) filed 3/2/2011.

•	The Universal Institutional Funds, Inc. (CIK: 1011378) 3/10/2011.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company